Cover					12 Months Ended
	May 04, 2021	Mar. 05, 2021	Feb. 25, 2021	Nov. 09, 2020	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2021
Entity Registrant Name	Nikola Corporation
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38495
Entity Tax Identification Number		82-4151153
Entity Address, Address Line One	4141 E Broadway Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
Local Phone Number	480
City Area Code	666-1038
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security				Common stock, $0.0001 par value per share
Trading Symbol				NKLA
Security Exchange Name				NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key			0001731289
Amendment Flag			false
Current Fiscal Year End Date					--12-31